WRITE-OFFS AND CHARGES	12 Months Ended
Dec. 31, 2010
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
NOTE 5 – WRITE-OFFS AND CHARGES

In accordance with FASB ASC 350, Intangibles – Goodwill and Other (FASB ASC 350), the Company recognizes impairment losses when facts and circumstances indicate that the carrying amount of an asset may not be recoverable.  In such cases, an impairment loss is recognized and measured as the amount by which the carrying value of the asset exceeds the fair value of the asset.  For the years ended December 31, 2010 and 2009, the Company evaluated the carrying value of goodwill for each reporting unit of the Company and determined that no impairment of goodwill was necessary.

During 2008, in accordance with FASB ASC 420, Exit or Disposal Cost Obligations (FASB ASC 420) the Company recorded contract termination costs in the amount of $672,363. The contract termination costs were associated with certain underperforming bingo hall closures in Texas.

Below is a reconciliation of changes in the contract termination cost reserve from 2008 to 2010 and included in Accrued expenses:

Amount
Balance December 31, 2008	$672,363
Contact termination activity	(353,020)
Balance December 31, 2009	$319,343
Contact termination activity	(178,314)
Balance December 31, 2010	$141,029